Note 2 - Convertible Notes Payable - 10Q (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) yr	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) yr	Jan. 26, 2024	Dec. 31, 2023 $ / shares	Sep. 09, 2023 USD ($) $ / shares shares
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 0.02
Proceeds from Convertible Debt				$ 0	$ 2,000
Conversion of Convertible Notes to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	16,750			33,250
Bridge Financing Warrants in Connection with Convertible Notes [Member[
Warrants and Rights Outstanding, Term (Year)								5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares								0.0125
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			1.0188		1.0188
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr			5		5
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0.044		0.044
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0.20		0.20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount for Lack of Marketability [Member]
Warrants and Rights Outstanding, Measurement Input							0.1577
The Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares								$ 40
Debt Instrument, Convertible, Maximum Beneficial Ownership, Percentage						4.99%		4.99%
Proceeds from Convertible Debt			$ 2,000
Interest Expense, Debt	$ 0	$ 100
The Notes [Member] | Maximum [Member]
Debt Instrument, Face Amount								$ 2,000
Interest Expense, Debt				$ 200
Convertible Debt with 4.99% Beneficial Ownership Limitation [Member]
Debt Instrument, Interest Rate, Effective Percentage	15.30%			15.30%
Debt Instrument, Convertible, Number of Equity Instruments				33,250